Commitment and Contingencies - Narrative (Details) $ in Millions			3 Months Ended
	Mar. 10, 2022 USD ($) ft² Option	Mar. 09, 2022 USD ($) ft²	Mar. 31, 2022 USD ($) property	Apr. 19, 2022 patent item	Feb. 23, 2022 USD ($)	Jan. 14, 2022 USD ($) ft² item Option	Dec. 31, 2021 USD ($)	Jun. 24, 2021 USD ($)	Sep. 15, 2020 USD ($)
Debt Instrument [Line Items]
Area of sublease | ft²		68,000				96,000
Number of options to extend the term | item						0
Operating lease, liability, to be paid		$ 15.0	$ 15.4				$ 4.6
Commencement term		210 days
Expiration term		90 months
Option to extend, term		5 years
Number of leased properties supported by lines of credit | property			3
Subsequent Event
Debt Instrument [Line Items]
Area of sublease | ft²	68,000					96,000
Number of options to extend the term | Option	1					0
Operating lease, liability, to be paid	$ 15.0					$ 12.0
Commencement term	210 days
Expiration term	90 months
Option to extend, term	5 years
Number of patents requested for dismissal | patent				2
Number of original alleged trade secret violations | item				52
Standby Letters of Credit | Line of Credit
Debt Instrument [Line Items]
Line of credit, borrowing capacity			$ 2.9		$ 1.5			$ 0.3	$ 0.3
Standby Letters of Credit | Line of Credit | Security Deposit
Debt Instrument [Line Items]
Line of credit, borrowing capacity			$ 1.2